Unsecured Senior Notes (Tables)	12 Months Ended
May 31, 2022
Debt Instruments [Abstract]
Summary of unsecured senior notes
A summary of the unsecured senior notes as of May 31, 2022 is as follows:

	As of May 31,		Effective interest rate
	2021	2022
	US$	US$
Carrying amount of US$65,615, 2.125% notes due 2025	297,631	65,394	2.35%
Unamortized debt discounts, accrued interest expenses and debt issuance costs	2,369	221

Total principal amount of the unsecured senior notes	300,000	65,615